Skajaquoda Group inc.
1001 Society Drive
Claymont, DE 19703
Tel: (302) 504 4448
Fax: (206) 339 5547

November 15, 2011

Jay Ingram
Legal Branch Chief
U.S. Securities and Exchange Commission
Division of Corporation Finance 100 F Street, N.E.
Washington, D.C. 20549-3561Re:
Skajaquoda Group inc.
Registration Statement on Form S-1 File
No. 333-176727

Dear Mr. Ingram:

Set forth below are the responses of Skajaquoda Group inc., a Delaware corporation ("we" or the "corporation"), to comments received from the staff of the Division of Corporation Finance (the " Staff ") of the U.S. Securities and Exchange Commission (the " Commission ") by letter dated November 7, 2011 with respect to the corporation's Form S-1 initially filed with the Commission on September 8, 2011, File No. 333-176727 (the " Registration Statement "). Concurrently with the submission of this letter, we are filing through EDGAR Amendment No. 2 to the Registration Statement (" Amendment No. 2 ").

Each response is prefaced by the exact text of the Staff's corresponding comment in bold text. All references to pages numbers and captions in our responses correspond to Amendment No. 2, unless otherwise indicated.

General

1. With your next amendment, please furnish a cover letter with your amendment that keys your responses to our comments and provides any requested supplemental information.

2. We reissue comments one and two of our letter dated October 4, 2011. As noted the immediately preceding comment, we will expect to receive a cover letter that provides the requested supplemental information, including citations to applicable authority.

Response to comment 1 from letter dated October 4, 2011: We are not a blank check corporation. Section 7(b)(3) of the Securities Act of 1933, as amended, defines the term “blank check company” to mean any development stage company issuing a penny stock that “(A) has no specific plan or purpose, or (B) has indicated that its business plan is to merge with an unidentified company or companies.” In Securities Act Release No. 33-6932, released April 13, 1992, which adopted rules relating to blank check offerings, the Securities and Exchange Commission (“SEC”) stated in section II titled “Discussion of the Rules” subsection “A. Scope of Rule 419”, the following: “. . . start-up companies with specific business plans are not subject to Rule 419, even if operations have not commenced at the time of the offering.” We have a specific plan and purpose and we have no plans to be acquired by or to merge with any unidentified company or companies.

Response to comment 2 from letter dated October 4, 2011: The Company believes that the Company will not meet the definition of “investment company” set forth in Section 3(a)(1)(C) or (A) of the Investment Company Act of 1940 (“1940 Act”). 2 First, the Company will not own “investment securities” exceeding 40% of its total assets, as that term is defined in Section 3(a)(2) of the 1940 Act, and therefore will not be an investment company under Section 3(a)(1)(C) of the 1940 Act. Alternatively, even if the Company were deemed to be an investment company under Section 3(a)(1)(C) of the 1940 Act, it will be entitled to rely on Rule 3a-1’s exclusion from Section 3(a)(1)(C) of the 1940 Act because it will meet the 45% total asset and net income tests set forth in the Rule. As to Section 3(a)(1)(A) of the 1940 Act, the Company does not believe that the Company will be an investment company as defined in that Section’s “primarily engaged” test.

Applicable law. Section 3(a)(1) of the 1940 Act provides, in relevant part, that the term “investment company” means any issuer that

(A) is or holds itself out as being engaged primarily, or proposes to engage primarily, in the business of investing, reinvesting, or trading in securities; . . . or

(C) is engaged or proposes to engage in the business of investing, reinvesting, owning, holding, or trading in securities, and owns or proposes to acquire investment securities having a value exceeding 40 per centum of the value of such issuer’s total assets (exclusive of Government securities and cash items) on an unconsolidated basis.

Section 3(a)(2) of the 1940 Act defines “investment securities” as including:
all securities except (A) Government securities, (B) securities issued by employees’ securities companies, and (C) securities issued by majority-owned subsidiaries of the owner which (i) are not investment companies, and (ii) are not relying on the exception from the definition of investment company in paragraph (1) or (7) of subsection (c).

1             Section 3(a)(1)(B) of the 1940 Act applies to issuers of face-amount certificates of the installment type. Given that the Company does not issue face-amount certificates, we have omitted an analysis of this section.

Any “issuer,” which is defined as “every person who issues or proposes to issue any security,”3 would be an investment company if it falls within either the Section 3(a)(1)(A) or the Section 3(a)(1)(C) of the 1940 Act definition of “investment company,” unless it qualifies for one of the available exclusions or exceptions. The Company will not fall within the definition of investment company under Section 3(a)(1)(A) of the 1940 Act. With respect to Section 3(a)(1)(C) of the 1940 Act, the relevant exclusion is Rule 3a-1 under the 1940 Act.

Rule 3a-1 generally provides that, notwithstanding Section 3(a)(1)(C) of the 1940 Act, an issuer is not an investment company if:

(a) no more than 45 percent of the value (as defined in section 2(a)(41) of the 1940 Act) of such issuer’s total assets (exclusive of Government securities and cash items) consists of, and no more than 45 percent of such issuer’s net income after taxes (for the last four fiscal quarters combined) is derived from, securities other than:
                (1)           Government securities;
                (2)           Securities issued by employees’ securities companies;
                (3)           Securities issued by majority-owned subsidiaries of the issuer (other than subsidiaries relying on the exclusion from the definition of investment company in section 3(b)(3) or section 3(c)(1) of the Act) which are not investment companies; and
                (4)           Securities issued by companies:

(i) Which are controlled primarily by such issuer;

(ii) Through which such issuer engages in a business other than that of investing, reinvesting, owning, holding or trading in securities; and

(iii) Which are not investment companies;

(b) The issuer is not an investment company as defined in section 3(a)(1)(A) or 3(a)(1)(B) of the Act and is not a special situation investment company; and

2             See Section 2(a)(22) of the 1940 Act. Section 2(a)(28) of the 1940 Act defines “person” as “a natural person or company.” “Company” is defined in Section 2(a)(8) of the 1940 Act as “a corporation, a partnership, an association, a joint-stock company, a trust, a fund, or any other organized group of persons whether incorporated or not.”

(c) The percentages described in paragraph (a) of this section are determined on an unconsolidated basis, except that the issuer shall consolidate its financial statements with the financial statements of any wholly-owned subsidiaries.

“Control” is defined in Section 2(a)(9) of the 1940 Act in relevant part as “the power to exercise a controlling influence over the management or policies of a company, unless such power is solely the result of an official position with such company. Any person who owns beneficially, either directly or through one or more controlled companies, more than 25 per centum of the voting securities of a company shall be presumed to control such company. Any person who does not so own more than 25 per centum of the voting securities of any company shall be presumed not to control such company.”

A “majority-owned subsidiary” is defined in Section 2(a)(24) of the 1940 Act as “a company 50 per centum or more of the outstanding voting securities of which are owned by such person, or by a company which, within the meaning of this paragraph, is a majority-owned subsidiary of such person.”

Section 3(c)(2)(A) of the 1940 Act provides, in relevant part, that the following will not be an investment company within the meaning of the 1940 Act: “Any person primarily engaged in the business of underwriting and distributing securities issued by other persons, selling securities to customers, acting as broker, and acting as market intermediary, or any one or more of such activities, whose gross income normally is derived principally from such business and related activities.”

Front Cover Page

3. We reissue comment 4 of our letter dated October 4, 2011. Please state the provision of Rule 457 that you are relying on for the basis of the calculation.

Response: We added “The registration fee is calculated pursuant to Rule 457(c) under the Securities Act.“ Under the calculation of fees table.

Business of the Issuer, page 15
Overview, page 15

4. We note your response to comment 18 of our letter dated October 4, 2011. We also note disclosure on page 23 that you are in the beginning stages of the investment advisor registration process. Please explain in greater detail how you are in the beginning stages of the investment advisor registration process and explain whether you are registering as an investment advisor under Delaware’s state securities agency.

Response: We have gained access to the FINRA entitlement program. We plan on filing form ADV to register as an investment advisor under Delaware’s state securities agency before the end of the year.

Results of Operations, page 25

5. We note the revised disclosure related to the investment advisory services that were provided without “any significant costs.” Please expand your disclosure to emphasize that net income of $18,448 includes $30,201 of related party revenue that has no costs associated with it, along with the reason (i.e., the reason you did not record the cost of contributed services), and a reference to the full discussion of the matter under related party transactions on page 37 and in Note 6 on page 49. Wherever you present net income in your filing (e.g., selected financial data), please include a prominent statement to the effect that such performance is not typical as it does not include the cost of contributed services and refer to the full discussion.

Response: We have amended the text on page 25 and added “Such performance is not typical as it does not include the cost of contributed services. Please see full discussion under related party transactions on page 37 and in Note 6 on page 49.“ to where we present our net income.

Principal and Selling Stockholders, page 36

6. Please revise the principal and selling stockholder information so that it conforms to the requirements of Items 403 and 507 of Regulation S-K. For each selling stockholder, please include the name each selling stockholder and state the amount of securities offered for the security holders’ account. For each selling stockholder that is not a natural person, disclose the natural person or persons having sole or shared voting and investment control over the securities held by the beneficial owner. Please refer to Question 140.02 of the Regulation S-K Compliance & Disclosure Interpretations, which are available on our website.

Response: We have added requested information regarding selling shareholders on page 36.

Security Ownership of Management, page 36

7. We note that the first sentence of the table refers to Item 402(a)(2) of SEC Regulation S-B. Please remove this incorrect reference. See Item 403 of Regulation S-K.

Response: We have removed this reference.

6. Related Party Transactions, page 49

8. As previously requested, please revise to disclose the nature of each of the related parties Skajaquoda Capital, LLC, LA, and Likenia, i.e., describe the business or other purpose of each of these entities.

Response: We have revised to include the business of each entity.

Item 3.  Undertakings, page 51

9. We reissue comment 32 of our letter dated October 4, 2011. In addition, please remove the undertaking you added pursuant to Item 512(i) of Regulation S-K.

Response: We have revised the Registration Statement accordingly. Please see page 52

Consent

10. Please revise to include an updated auditor’s consent as an exhibit to your filing.

Response: Please see exhibit 23.1

Thank you for your assistance and suggestions.

Respectfully submitted,

Skajaquoda Group

By: /s/ Einar Agustsson
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Einar Agustsson
Chief Executive Officer